EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.9%
	AUSTRALIA — 1.8%
630,000	Telstra Corp. Ltd.	$1,496,160
	BRAZIL — 4.2%
700,000	Ambev S.A. - ADR	1,953,000
320,000	Banco Bradesco S.A. - ADR	1,452,800
		3,405,800
	CANADA — 17.8%
160,000	Alamos Gold, Inc. - Class A	1,280,000
30,000	Bank of Nova Scotia	1,599,937
151,000	Barrick Gold Corp.	3,377,870
35,000	BCE, Inc.	1,484,517
60,000	Canadian Utilities Ltd. - Class A	1,483,109
91,047	Freehold Royalties Ltd.	390,161
300,000	IAMGOLD Corp. *	1,014,000
28,000	Nutrien Ltd.	1,376,760
526,000	Yamana Gold, Inc.	2,451,160
		14,457,514
	CHILE — 1.8%
89,979	Cia Cervecerias Unidas S.A. - ADR	1,480,154
	DENMARK — 1.5%
17,100	Novo Nordisk A/S - ADR	1,190,160
	FRANCE — 10.4%
40,000	Bouygues S.A.	1,569,325
18,700	Danone S.A.	1,243,568
186,000	Engie S.A. *	2,886,680
18,500	Societe BIC S.A.	1,055,910
40,000	TOTAL S.A. - ADR	1,683,200
		8,438,683
	GERMANY — 7.7%
19,000	BASF S.E.	1,468,490
45,000	Bayer A.G.	2,723,625
29,141	Daimler A.G.	2,046,763
		6,238,878
	NETHERLANDS — 3.2%
70,000	Royal Dutch Shell PLC - Class A - ADR	2,582,300

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND — 2.2%
1,849,000	Kiwi Property Group Ltd.	$1,704,173
424,922	SKY Network Television Ltd. *	49,986
		1,754,159
	NORWAY — 4.7%
100,000	Equinor A.S.A. - ADR	1,773,000
122,900	Telenor A.S.A.	2,027,397
		3,800,397
	SINGAPORE — 6.3%
50,000	DBS Group Holdings Ltd.	942,864
350,000	Singapore Technologies Engineering Ltd.	975,832
1,200,000	Singapore Telecommunications Ltd.	2,125,835
2,709,861	Starhill Global REIT - REIT	1,067,298
		5,111,829
	SOUTH KOREA — 1.7%
57,553	SK Telecom Co., Ltd. - ADR	1,390,480
	SWEDEN — 3.0%
261,000	Betsson A.B.	2,452,772
	SWITZERLAND — 1.3%
11,696	Novartis A.G. - ADR	1,058,137
	UNITED KINGDOM — 12.8%
110,000	BP PLC - ADR	2,444,200
67,800	British American Tobacco PLC - ADR	2,478,090
36,240	GlaxoSmithKline PLC - ADR	1,349,940
20,650	Unilever PLC - ADR	1,204,721
1,700,000	Vodafone Group PLC	2,902,973
		10,379,924
	UNITED STATES — 10.5%
101,150	Newmont Corp.	6,028,540
31,000	Philip Morris International, Inc.	2,469,150
		8,497,690
	TOTAL COMMON STOCKS
	(Cost $74,094,509)	73,735,037

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 1.9%
	UNITED STATES — 1.9%
30,800	VanEck Vectors Junior Gold Miners ETF - ETF	$1,542,464
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $802,088)	1,542,464

Principal Amount
	SHORT-TERM INVESTMENTS — 7.1%
$5,742,978	UMB Money Market Fiduciary, 0.010% [1]	5,742,978
	Total Short-Term Investments
	(Cost $5,742,978)	5,742,978
	TOTAL INVESTMENTS — 99.9%
	(Cost $80,639,575)	81,020,479
	Other Assets in Excess of Liabilities — 0.1%	55,997
	TOTAL NET ASSETS — 100.0%	$81,076,476

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.